Accounts Receivable, net - Changes to provisions for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net
Balance at beginning of period	$ (2,990)	$ (2,990)	$ (1,495)
Charges to costs and expenses	0	0	(1,495)
Amount utilized	0	0	0
Balance at end of period	$ (2,990)	$ (2,990)	$ (2,990)